One Commerce Square
Philadelphia, PA 19103

Delaware Investments
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1933 Act Rule 497(j)
File No. 333-38801
1940 Act File No. 811-08457

December 1, 2003
Filed via EDGAR (CIK #0001048133)
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Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549
Re: File No. 333-38801
DELAWARE GROUP FOUNDATION FUNDS
     DELAWARE GROWTH ALLOCATION PORTFOLIO
     DELAWARE BALANCED ALLOCATION PORTFOLIO
     DELAWARE INCOME ALLOCATION PORTFOLIO
     DELAWARE S&P 500 INDEX FUND
     ____________________________________

Ladies and Gentlemen:
In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 18, the most recent Post-Effective Amendment of Delaware Group Foundation Funds. Post-Effective Amendment No. 18 was filed electronically with the Commission on November 26, 2003 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,
Katherine R. Williams
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Katherine R. Williams
Assistant Vice President
Senior Counsel/
Assistant Secretary